Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Common Share [Abstract]
Summary of Earnings Per Common Share

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(In thousands, except per share data)
Numerator:
Net income	$1,070	$1,432	$2,126	$2,997
Preferred stock dividends	52	262	104	525
Net income available to common shareholders	$1,018	$1,170	$2,022	$2,472
Denominator:
Weighted average common shares outstanding (basic)	19,039	19,584	19,103	20,132
Effect of stock options	89	68	89	54
Weighted average common shares outstanding (diluted)	19,128	19,652	19,192	20,186
Earnings per common share:
Basic	$0.05	$0.06	$0.11	$0.12
Diluted	0.05	0.06	0.11	0.12